Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net income	$ 3,425,000	$ 12,201,000	$ 15,069,000	$ 4,705,000
Adjustments to reconcile net income to net cash used in operating activities
Income from cash and investments held in Trust Account	(1,798,000)	(1,946,000)	(4,600,000)	(75,000)
Change in fair value of warrant liability	(225,000)	(11,986,000)	(12,453,000)	(9,029,000)
Payment of formation costs through Class B ordinary shares
Write-off contingent warrants associated with shares redeemed	(130,000)
Transaction costs allocated to warrant liability				800,000
Change in fair value of warrant liability			(12,453,000)	(9,029,000)
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	(70,000)	114,000	175,000	(182,000)
Increase (decrease) in accounts payable	(71,000)	260,000	(60,000)	64,000
Increase (decrease) in accrued liabilities and other	(1,810,000)	362,000	343,000	2,673,000
Net cash used in operating activities	(679,000)	(995,000)	(1,526,000)	(1,044,000)
Cash flows from investing activities:
Cash deposited in Trust Account	(1,200,000)	0		(300,000,000)
Cash withdrawn from Trust Account to pay redemptions	265,050,000	0
Net cash provided by investing activities	263,850,000	0
Cash flows from financing activities:
Proceeds from notes payable and advances – related party
Proceeds from sale of Public Offering Units				300,000,000
Proceeds from sale of Private Placement Warrants				8,350,000
Payment of underwriting discounts				(6,000,000)
Payment of offering costs				(285,000)
Proceeds (payment) of notes payable – related party			785,000	(199,000)
Redemption of 26,068,281 Class A common shares	(265,050,000)	0
Advances and repayment of promissory note – related party	(30,000)	400,000
Proceeds of Extension Promissory Note – related party	1,809,000	0
Net cash (used in) provided by financing activities	(263,271,000)	400,000	785,000	301,866,000
Supplemental Cash Flow Elements [Abstract]
Deferred underwriter compensation				10,500,000
Offering costs included in accounts payable				70,000
Net change in cash	(100,000)	(595,000)	741,000	822,000
Cash at beginning of the period	101,000	842,000	842,000	20,000
Cash at end of the period	$ 1,000	$ 247,000	$ 101,000	$ 842,000